Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of combination and consolidation

As the reorganization in Note 1 (“the Reorganization”) was accounted for as restructuring of entities under common control, the accompanying combined and consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to these entities for all periods presented. The financial statements presented herein represent (1) up until the date of the consummation of the Reorganization, the combined financial statements of the Company, Fortune Ocean, Top Wisdom, Top Moral, Top Legend, Top Creation, Max Bright and Openwindow; (2) subsequent to the consummation of the Reorganization, the consolidated financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Emerging Growth Company

The Group is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Group has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Uses of estimates

In preparing the combined and consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the combined and consolidated financial statements. Significant accounting estimates required to be made by management include, but are not limited to impairment of long-lived assets, determination of incremental borrowing rate for leases, expected credit loss of receivables, valuation allowance for deferred tax assets and accrual and amortization of deferred docking costs. The Group evaluates its estimates and assumptions on an ongoing basis based on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results and outcomes may differ significantly from these estimates and assumptions.

Foreign currency translation

The functional currency of the Group is the U.S. dollar. The Group engages in international commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated and majority of the subsidiaries’ primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the combined and consolidated statements of (loss) income.

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Group’s financial instruments, including cash, accounts receivable, due from related parties, accounts payable, due to related parties, accrued expenses and current maturity of long-term loan approximates their recorded values. The Group determined that the carrying value of the long-term loan approximated their fair value by comparing the stated loan interest rate to the rate charged by similar financial institutions.

Cash and cash equivalents

Cash comprises cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks.

Expected credit losses of receivables

The Group applies ASC 326 to receivables arising from vessel management services and other financial receivables within its scope, including related-party receivables. Receivables arising from time-charter contracts accounted for as operating leases are excluded from ASC 326 and assessed for collectability in accordance with ASC 842. To estimate current expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, any changes in customer collection trends, the credit worthiness of customers, the contractual and customary payment terms that generally range from 30 to 180 days, current economic conditions, and expectation of future economic conditions (external data and macroeconomic factors). Receivable balances are written off (i.e., charged-off against the allowance) when they are determined to be uncollectible after all means of collection have been exhausted and the potential for recovery is considered remote. The Group recorded nil as current expected credit loss expense for accounts receivable for the years ended June 30, 2026, 2025 and 2024.

Prepayments and other assets primarily consist of prepaid consulting service fees, deposits, receivable for fuel charges and advances to crew, which are presented net of allowance for credit losses. These balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Group uses the loss-rate method to estimate the allowance for credit losses. The Group considers the past collection experience, any changes in collection trends, the credit worthiness of counter-parties, the contractual terms, current economic conditions, and expectation of future economic conditions. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written off against allowance for credit losses when management determines that the balances are uncollectible and the potential for recovery is considered remote. For the years ended June 30, 2026, 2025 and 2024, the Group provided allowance for credit losses of nil.

Property and equipment, net

Property and equipment are recorded at cost. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Office and electronic equipment	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the combined and consolidated statements of (loss) income in other income or expenses. Depreciation expense was $9,621, $2,148 and $1,609 for the years ended June 30, 2026, 2025 and 2024, respectively.

Vessels, net

Vessels are carried at historical cost less accumulated depreciation and impairment adjustments, if any. The depreciation on vessels is reviewed annually to ensure that the method and period used reflect the pattern in which the asset’s future economic benefits are expected to be consumed. The gross carrying amount of the vessel is the purchase price, including duties/taxes, borrowing costs and any other direct costs attributable to bringing it to the location and condition necessary for the vessels intended use. Capitalization of costs will cease once the vessel is in the location and condition necessary for it to be able to operate in the manner consistent with its intended design. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise, these amounts are charged to expense as incurred.

Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 10 – 25 years from the date of their initial delivery from the shipyard. Depreciation expense was $3,701,819, $3,699,314 and $3,650,085 for the years ended June 30, 2026, 2025 and 2024, respectively.

Vessels under financing leases are also included in this caption on the combined and consolidated balance sheets.

Impairment of long-lived assets

Vessels, net, property and equipment, net and other long-lived assets held and used are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. The Group evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is based on the fair value of the asset. The Group determines the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel market price, gross profit margin and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and other capitalized items, if any, related to the vessel. The Group has considered various indicators, including but not limited to, the market price of its long-lived assets, its contracted revenues and cash flows and the economic outlook.

For the years ended June 30, 2026, 2025 and 2024, the Group concluded that events and circumstances did not trigger the existence of potential impairment of its vessels and other long-lived assets and that step one of the impairment analysis was not required.

Deferred dry-docking cost, net

Vessels are subject to regularly scheduled drydocking and special surveys which are generally carried out every 60 months, depending on the vessels’ ages to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The cost of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined.

Costs capitalized as part of the drydocking consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. As of June 30, 2026 and 2025, the deferred dry-docking cost, net was $912,082 and $682,637, respectively. For the years ended June 30, 2026, 2025 and 2024, the amortization expense for the deferred dry-docking costs amounted to $517,323, $277,288 and $278,194, respectively.

Short-term investment

Short-term investments consist of the Group’s investment in private funds. The private equity fund, over which the Group does not have the ability to exercise significant influence, is accounted for under the practical expedient in ASC Topic 820, Fair Value Measurement (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”). The Company currently does not hold any investments that do not qualify for the NAV practical expedient.

Revenue recognition

The Group is engaged in vessels rental and management services and primarily derives its revenue from time charter contracts and provides vessel management service.

On July 1, 2019, the Group has adopted ASC 842 “Leases” and ASU 2014-09, Revenue from Contracts with Customers (ASC 606) and all subsequent ASUs that modified ASC 606 using the modified retrospective approach. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Time charter revenue (over time)

A time charter is a type of contract that is entered into for the use of such vessel as well as such vessel’s operations for a specific period of time at a specified daily charter hire rate. Charter durations may range from one month to two years. The Group accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Group has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Group further elected to adopt the above discussed optional practical expedient and recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it made a determination that the related lease component and non-lease component have the same timing and pattern of transfer during lease term of each vessel and the predominant component is the lease. Lease revenues are recognized on a straight-line basis over the rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Group, and is recorded as time charter revenues. As of June 30, 2026, undiscounted future lease payments under the Group’s existing time charter agreements totalled $7.1 million, excluding amounts already received in advance. All payments are due during the year ending June 30, 2027.

Vessel operating costs incurred during the leasing period for the maintenance and operation of the vessels such as for crews, maintenance and insurance are typically paid by the Group are expensed as incurred as the timing and pattern of transfer of the components are identical to the operating lease revenue earned from the charter hire.

Vessel management services revenue (over time)

The Group contracts with various customers to carry out vessel management services. Vessel management services consist of assignment of the Group’s crew team member to the customers’ vessels for their operation and provision of dry-docking, lubricating oil, spare parts procurement and other maintenance services over the contract term. Most of the vessel management services agreements have a term more than one year and are typically billed on a monthly basis. The Group provides the services to the customer and satisfies its performance obligation over the term of the contract.

Vessel management services revenue is recognized over time as the services are performed over the contract term, using time elapsed as the measure of progress, as the customer simultaneously receives and consumes the benefits of the Group’s performance.

Disaggregation of Revenues

For the years ended June 30, 2026, 2025 and 2024, the disaggregated revenues by revenue streams were as follows:

	For the years ended June 30,
	2026	2025	2024
Time charter revenue (over time)	$16,926,332	$19,306,369	$19,613,798
Vessel management services revenue (over time)	8,506,717	5,829,312	5,913,138
Total	$25,433,049	$25,135,681	$25,526,936

For the years ended June 30, 2026, 2025 and 2024, the disaggregated revenues by customer location were as follows:

	For the years ended June 30,
	2026	2025	2024
Singapore	$18,027,419	$19,306,369	$12,281,701
Hong Kong S.A.R.	4,161,326	4,068,128	4,088,106
BVI	—	—	4,755,737
Other countries	3,244,304	1,761,184	4,401,392
Total	$25,433,049	$25,135,681	$25,526,936

A contract liability exists when the Group has received consideration prior to it being earned. These amounts are recognized as revenue over the charter period. As of June 30, 2026 and 2025, contract liabilities amounted to $614,819 and $433,125, respectively, which were presented as “advance from customers -related party” in balance sheet. All contract liabilities as of June 30, 2025 have been recognized as revenue for the year ended June 30, 2026. As of June 30, 2024, contract liabilities amounted to $213,209, which was presented as “advance from customers -related party” in balance sheet. All contract liabilities as of June 30, 2024 have been recognized as revenue for the year ended June 30, 2025.

Leases

The Group has lease contracts for vessels and office space. Leases are classified as either operating leases or finance leases, based on an assessment of the terms of the lease. The Group records lease liabilities and right-of-use assets on its combined and consolidated balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted using the rate implicit in the lease when that rate is readily determinable. Otherwise, the Group uses its incremental borrowing rate. The Group estimates its incremental borrowing rate based on an analysis of weighted average interest rate of its own bank loan. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group.

For leases with a lease term not more than one year and without a purchase option (short-term leases), the Group records operating lease expense in its combined and consolidated statements of (loss) income on a straight-line basis over the lease term and record variable lease payments as incurred.

Research and development expenses

Research and development expenses are expensed as incurred in accordance with ASC 730. The Company's research activities include the design and development of pulping factory ship technologies, AI system chartering operations research, patent filing costs, and related technical testing. Development costs are capitalized only when they meet the criteria under ASC 350-40 or ASC 985-20. For the years ended June 30, 2026, 2025 and 2024, all research and development costs were expensed as incurred. For the year ended June 30, 2026, research and development expenses primarily consisted of $4,000,000 incurred under a technology research and development service contract with a service provider for the development of a shipborne AI intelligent system. The work performed under the contract consisted of technical solution design, system architecture planning, project feasibility analysis and preparatory development work for certain core modules, which represent preliminary project stage activities. In November 2025, the Group and the service provider entered into a supplemental agreement under which the remaining development work was discontinued, the amount previously paid by the Group was accepted as final settlement, and the contract was terminated. As the project did not proceed beyond the preliminary project stage and is not expected to be completed, none of the related costs met the criteria for capitalization, and all such costs were expensed as incurred. Total R&D expenses recognized were $4,200,000, $621,024 and $601,000, respectively.

Income taxes

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of operations and comprehensive income in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended June 30, 2026, 2025 and 2024, there were 247,219, 238,997 and 237,716 weighted average basic and dilutive shares, respectively.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Chief Executive Officer is identified as the chief operating decision maker (CODM). The management, including the chief operating decision maker, measures performance based on the Group’s overall return to shareholders based on combined and consolidated net (loss) income. The CODM uses combined and consolidated net (loss) income to assess the performance of the Group and to decide how to allocate resources. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Group as a whole and not on the basis of separate business units, as a result, the Group has determined that it operates as one reportable segment.

The significant segment expenses regularly provided to the CODM are cost of time charter revenue, cost of vessel management services revenue, general and administrative expenses and research and development expenses, which are the same as the expense captions presented in the Company’s Combined and Consolidated Statements of (Loss) Income. The CODM does not review segment assets at a level different than what is reported in the Company’s Combined and Consolidated Balance Sheets. Additionally, the CODM regularly receives information about the Company’s capital expenditures which are reported in the Company’s Combined and Consolidated Statements of Cash Flows as purchase of long-lived assets under investing activities.

Other segment items include interest income, interest expense, loss on termination of convertible note, other income, net and provision for income taxes. Other segment items include interest income, interest expense, loss on termination of convertible note, other income, net and provision for income taxes. Research and development expenses for the years ended June 30, 2026, 2025 and 2024 related to the Group's seaborne innovation business, with current research focused on seaborne pulping, were incurred under the Group's technology research and development service contracts as follows: for the years ended June 30, 2024 and 2025, expenses of approximately $0.6 million each, relating to the development of a big data platform for a pulp production factory ship and the development of production equipment, waste heat recovery and waste paper conveying equipment for a pulp production factory ship, under the two-phase technology research and development service contracts with Jiangsu Xinsihui Marine Technology Co., Ltd.; and for the year ended June 30, 2026, expenses of approximately $4.2 million, of which approximately $4.0 million represented a one-time charge arising from the write-off of an advance payment under the technology research and development service contract with Honour Victory Holdings Ltd. for the development of a shipborne AI intelligent system, following the parties' agreement in November 2025 to discontinue the remaining development work and to settle all financial obligations between them, with the amount previously paid accepted as final settlement, and approximately $0.2 million relating to the continued development of the seaborne pulping technology. As the development work was discontinued and no deliverables were transferred to the Group, the advance payment was fully expensed and no intangible asset was recognized. All research and development costs were expensed as incurred as none met the criteria for capitalization.

For the years ended June 30, 2026, 2025 and 2024, all revenue is generated outside of the United States. For disaggregated revenues by revenue streams and customer location, please see Revenue Recognition above.

The Company’s long-lived assets consist primarily of vessels and property and equipment, all of which are located outside of the United States.

Concentrations of risks

a. Concentration of credit risk

Assets that potentially subject the Group to a significant concentration of credit risk primarily consist of cash and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts at the balance sheet dates. As of June 30, 2026 and 2025, the aggregate amount of cash of $3,258,087 and $5,441,407, respectively, was held at major financial institutions in Singapore. The Group believes that no significant credit risk exists as the majority of the Group’s cash are held with financial institutions in Singapore of high credit quality. Deposits are insured by the Singapore Deposit Insurance Corporation, for up to 100,000 Singapore Dollar (approximately $77,000) in aggregate per depositor. As of June 30, 2026 and 2025, the Company’s uninsured cash balance was approximately $3,258,481 and $5,478,297, respectively. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group establishes an accounting policy to provide for allowance for credit loss based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

b. Significant customers

For the year ended June 30, 2026, Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party) and Customer D accounted for approximately 67% and 13%, respectively, of the Group’s total revenues. For the year ended June 30, 2025, Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party) accounted for approximately 74% of the Group’s total revenues. For the year ended June 30, 2024, Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party) and Customer B accounted for approximately 48% and 19%, respectively, of the Group’s total revenues. As of June 30, 2026, Customer D and Customer F (Keen Best Shipping Co Limited, a related party) accounted for approximately 76% and 24%, respectively, of the Group’s accounts receivable and accounts receivable- related parties. As of June 30, 2025, Customer A (Topsheen Shipping Singapore Pte. Ltd., a related party), Customer D, Customer G (Meida Shipping Co., Limited, a related party) and Customer E (Tongda Shipping Co., Limited, a related party) accounted for approximately 47%, 22%, 12% and 11%, respectively, of the Group’s accounts receivable and accounts receivable- related parties.

c. Significant suppliers

For the year ended June 30, 2026, Supplier A accounted for approximately 11% of the Group’s total cost of revenues. For the year ended June 30, 2025, Supplier A accounted for approximately 14% of the Group’s total cost of revenues. For the year ended June 30, 2024, Supplier A accounted for approximately 16% of the Group’s total cost of revenues. As of June 30, 2026 and 2025, no supplier accounted for more than 10% of the Group’s total accounts payable.

Recent Accounting Pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280). The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (CODM), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. This ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in the update and existing segment disclosures in Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective adoption. The Company adopted ASU 2023-07 as of July 1, 2024. The adoption of this guidance did not have a material impact on the Group’s combined and consolidated financial statements.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). This ASU requires that public business entities must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” The ASU is effective on a prospective basis for public business entities for annual periods beginning after December 15, 2024, and for all other entities for annual periods beginning after December 15, 2025, with early adoption permitted. As an emerging growth company that has elected the extended transition period, the Group expects to adopt ASU 2023-09 for its fiscal year beginning July 1, 2026. Once adopted, this ASU will result in additional disclosures. The Group does not expect the adoption of ASU 2023-09 will have a material effect on the Group’s combined and consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements — Amendments to Remove References to the Concepts Statements. The amendments in ASU 2024-02 contain amendments to the Codification that remove references to various FASB Concepts Statements. ASU 2024-02 is effective for annual reporting periods beginning after December 15, 2024. The Group adopted the amendments in the current year and the adoption did not have a material impact on its combined and consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40), which requires disaggregated disclosure in the notes of certain costs and expenses, including purchases of inventory, employee compensation, depreciation and intangible asset amortization, included in each relevant expense caption on the face of the income statement. In January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. As ASU 2024-03 applies only to public business entities, the Group expects to adopt it for its fiscal year beginning July 1, 2027. The Group is currently evaluating the impact of adopting ASU 2024-03 on its disclosures.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Group’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Group is currently assessing the impact this standard will have on the Group’s combined and consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvement. ASU 2025-11 is intended to improve the navigability of required interim disclosures and clarify when that guidance is applicable, and also to provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025-11 is effective for public business entities for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of ASU 2025-11 on its financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements. ASU 2025-12 makes thirty-three incremental improvements to generally accepted accounting principles. ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Group is currently evaluating the impact of ASU 2025-12 on its financial statements and related disclosures.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s combined and consolidated balance sheets, statements of (loss) income and statements of cash flows.